SHARE BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

NOTE 10- SHARE BASED COMPENSATION

As of June 30, 2021, the Company had 841,440 warrants outstanding with i) weighted average exercise price of $0.01; ii) weighted average remaining contractual life of 4.45 years; and iii) aggregate intrinsic value of $3.4 million.

On January 1, 2021, the Board of Directors of the Company authorized the issuance of an aggregate of 310,830 shares and 631,080 warrants to a third party service provider for consulting services that had been rendered. The five-year warrants are exercisable at one cent per share.

The Company awards common stock and stock options to employees, consultants, and directors as compensation for their services, and accounts for its stock option awards to employees, consultants, and directors pursuant to the provisions of ASC 718, Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

The 310,830 shares of common stock and 631,080 warrants were vested on January 1, 2021 and no warrants were exercised. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses. The fair value of the Black-Scholes model includes the following assumptions: expected life of 2.5 years, expected dividend rate of 0%, volatility of 51.3% and an average interest rate of 0.12%.

For the three-month periods and six-month periods ended June 30, 2021, the Company recognized relevant share-based compensation expense of nil and $1,041,281 for the vested shares, and nil and $2,107,825 for the warrants, respectively.

NOTE 10- SHARE BASED COMPENSATION

On December 22, 2020, the Board of Directors of the Company authorized the issuance of an aggregate of 103,610 shares and 210,360 warrants to The Crone Law Group, P.C. or its designees for legal services that had been rendered. The five-year warrants are exercisable at one cent per share.

The shares of 103,610 were vested on December 22, 2020 and no warrants were exercised. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses. The fair value of the Black-Scholes model includes the following assumptions: expected life of 2.5 years, expected dividend rate of 0%, volatility of 43.5% and an average interest rate of 0.11%.

For the year ended December 31, 2020, the Company recognized relevant share-based compensation expense of $351,134 for the vested shares and $713,120 for the warrants, respectively.